Shareholder Report, Holdings (Details) - C000259934	Apr. 30, 2026
FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_780087953
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%